INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10. INTANGIBLE ASSETS

Pacsquare Purchase Agreement

Pursuant to the transactions contemplated by a letter of intent, on February 16, 2024, AtlasClear and Pacsquare entered into a Source Code Purchase Agreement and Master Services Agreement (the “Pacsquare Purchase Agreement”), pursuant to which AtlasClear acquired the AtlasClear Platform. Pursuant to the Pacsquare Purchase Agreement, Pacsquare will develop, implement and launch the AtlasClear Platform and provide maintenance and support services as described in the agreement. The Pacsquare Purchase Agreement provides that Pacsquare will develop and deliver to AtlasClear the Level 1 equities trading platform and that it will develop and deliver all modules of the clearing platform within 12 months of signing the Pacsquare Purchase Agreement. AtlasClear owns all the intellectual property relating to the AtlasClear Platform, including the software and source code. The Pacsquare Purchase Agreement also granted AtlasClear a right of first refusal to any products or services that relate to trading, settlement, clearance or any other business of AtlasClear that Pacsquare proposes to offer to other persons. The purchase price for the assets was $4.8 million as follows: (i) $1.9 million, consisting of (A) $100,000 payable in a cash upon delivery of the source code and execution of the Pacsquare Purchase Agreement; (B) $850,000 payable in shares of Common Stock at a price of $6.00 per share; and (C) $950,000 to be paid in four monthly installments of $237,500, payable in shares of Common Stock at the price per share on the day of issuance and (ii) $2.7 million to be paid ratably on a module-by-module basis upon delivery and acceptance of each of the AtlasClear Platform modules. AtlasClear has sole discretion to determine whether any of the foregoing payments will be made in cash or shares of Common Stock. As of March 31, 2024, the Company has issued 336,000 shares of Common Stock 136,000 valued at $6 per share as per agreed upon terms and 200,000 valued at $1.50 per share based on the fair value of common stock on March 12, 2024 date share were issued to Pacsquare pursuant to the terms of the Pacsquare Purchase Agreement and paid $300,000 in cash for total carrying value of $1,416,000.

Intangible Assets of the company at March 31, 2024 are summarized as follows:

	March 31, 2024
		Accumulated	Impairment
	Cost	Amortization	of Asset	Net

Licenses	$4,553,944	$—	$—	$4,553,944
Pacsquare assets – Proprietary Software	1,416,000	—	—	1,416,000
Technology acquired	18,163,044	(317,231)	—	17,845,813
Customer Lists	14,374,411	(136,233)	—	14,238,178
Intangible Assets	$38,507,399	$(453,464)	$—	$38,053,935